Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
CLASS R SHARES (TICKER GRTXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2018
On May 16, 2019, the Board of Trustees of Money Market Obligations Trust, on behalf of Federated Government Obligations Fund (the “Fund”), approved the re-designation of the Fund's Class R Shares due to operational and marketing considerations both with respect to the Fund and the Class R Shares.
Accordingly, when business opens on August 1, 2019, the Fund's Class R Shares will be re-designated as Select Shares. As a result of the re-designation to Select Shares, the following changes will be implemented:
■	Minimum initial investment required for Select Shares will be $1 million;
■	The Distribution (12b-1) Fee will be eliminated;
■	Deactivation of 0.23% of the 0.25% Shareholder Services/Account Administration Fee; and
■	The recordkeeping fee will be eliminated.
As a result of the re-designation, it may be necessary for the Fund's existing Class R shareholders to move to another share class offering services similar to the Fund's Class R Shares. Please consult with your financial adviser.
Effective August 1, 2019, please delete all references to Class R Shares and make the following specific changes.

1. Please replace the “Risk/Return Summary: Fees and Expenses” with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Select Shares (SEL) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SEL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.10%[1]
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.17%
1	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum of 0.25%. The Fund will incur or charge up to 0.02% of such Fees for the SEL class of the Fund. The SEL class of the Fund will not incur or charge such Fees to exceed 0.02% until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.17% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
2. Please replace the first paragraph under the section “Purchase and Sale of Fund Shares” with the following:
“The minimum initial investment amount for the Fund's SEL class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.”
May 31, 2019

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454748 (5/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
CLASS R SHARES (TICKER GRTXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2018
On May 16, 2019, the Board of Trustees of Money Market Obligations Trust, on behalf of Federated Government Obligations Fund (the “Fund”), approved the re-designation of the Fund's Class R Shares due to operational and marketing considerations both with respect to the Fund and the Class R Shares.
Accordingly, when business opens on August 1, 2019, the Fund's Class R Shares will be re-designated as Select Shares. As a result of the re-designation to Select Shares, the following changes will be implemented:
■	Minimum initial investment required for Select Shares will be $1 million;
■	The Distribution (12b-1) Fee will be eliminated;
■	Deactivation of 0.23% of the 0.25% Shareholder Services/Account Administration Fee; and
■	The recordkeeping fee will be eliminated.
As a result of the re-designation, it may be necessary for the Fund's existing Class R shareholders to move to another share class offering services similar to the Fund's Class R Shares. Please consult with your financial adviser.
Effective August 1, 2019, please delete all references to Class R Shares and make the following specific changes.
1. In the summary section of the Prospectus, replace the “Risk/Return Summary: Fees and Expenses” with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Select Shares (SEL) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SEL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.10%[1]
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.17%
1	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum of 0.25%. The Fund will incur or charge up to 0.02% of such Fees for the SEL class of the Fund. The SEL class of the Fund will not incur or charge such Fees to exceed 0.02% until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.17% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
2. In the summary section of the Prospectus, replace the first paragraph under the section “Purchase and Sale of Fund Shares” with the following:
“The minimum initial investment amount for the Fund's SEL class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.”
3. In the Prospectus section “How is the Fund Sold?” replace the reference to Class R Shares with Select Shares.
4. In the Prospectus section “Payments to Financial Intermediaries”:
In the sub-section “Rule 12b-1 Fees” delete all references to Class R Shares.
In the sub-section “Service Fees” add the following:
“The SEL class of the Fund has no present intention of paying, accruing or incurring more than 0.02% of any such Service Fees until such time as approved by the Fund's Board of Trustees.”
In the sub-section “Account Administration Fees” add the following:
“The SEL class of the Fund has no present intention of paying, accruing or incurring more than 0.02% of any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.”
5. In the Prospectus section “How to Purchase Shares”:
Delete the sentence regarding the minimum and subsequent investment amounts for Class R Shares and replace it with:
“The minimum initial investment for Select Shares is generally $1,000,000. There is no minimum subsequent investment amount.”
In the sub-section “Through an Exchange” delete the disclosure in its entirety and replace it with:
“THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated Fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.”
Under the sub-section “Retirement Investments” delete the reference to Class R Shares.

6. In the Prospectus section “How to Redeem and Exchange Shares” under the sub-section “Exchange Privilege” delete the disclosure in its entirety and replace it with:
“EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To exchange, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares.
The Fund may modify or terminate the exchange privilege at any time.”
7. In the Prospectus section “Account and Share Information” under the sub-section “Accounts with Low Balances” delete the bullet regarding the Class R Shares and replace it with:
■	$1 million for the SEL class;
8. In the Statement of Additional Information (SAI) section “How is the Fund Organized?” delete references to Class R Shares and add the following:
“On August 1, 2019, the Fund's Class R Shares were redesignated as Select Shares.”
9. In the SAI section “How is the Fund Sold?”:
Under the sub-section “Rule 12b-1 Plan” delete references to Class R Shares.
Under the sub-section “Additional Payments to Financial Intermediaries” add the following:
“Regarding the Fund's SEL Shares, the SEL Shares of the Fund currently do not accrue, pay or incur any shareholder services/account administration fees in excess of 0.02%, although the Board of Trustees has approved the SEL Shares to accrue, pay and incur such fees in amounts up to a maximum of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The
SEL Shares of the Fund will not incur or charge such fees in excess of 0.02% until such time as approved by the Fund's Board of Trustees.”
May 31, 2019

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454747 (5/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.